ADVANCED SERIES TRUST
655 BROAD STREET
NEWARK, NJ 07102

October 21, 2022

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re: Advanced Series Trust
        Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the pending reorganization of the AST BlackRock Global Strategies Portfolio, a series of the Trust.

The Reorganization satisfies the requirements of Rule 17a-8 and, as such, would not require a shareholder vote. Shareholders of the AST BlackRock Global Strategies Portfolio will receive the N-14 Information Statement. The Reorganization is currently expected to be completed on or about January 23, 2023.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez